Expense Example (Invesco International Small Company Fund, Institutional Class, Invesco International Small Company Fund, USD $)	12 Months Ended
May 02, 2011
Invesco International Small Company Fund | Institutional Class, Invesco International Small Company Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 113
3 Years	353
5 Years	612
10 Years	$ 1,352